Accrued Interest Receivable (Tables)	12 Months Ended
Sep. 30, 2012
Accrued Interest Receivable [Abstract]
Accrued Interest Receivable [Table Text Block]

	September 30,
	2012	2011
	(In thousands)
Loans	$856	$782
Securities	150	282

	$1,006	$1,064